Leases (Details 1) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
Remainder of 2019	$ 209
2020	395
2021	347
2022	335
2023	335
2024	84
Total future lease payments	1,704
Less imputed interest	(171)
Total lease liability balance	$ 1,533